Inventories, net	12 Months Ended
Dec. 31, 2017
Inventories, net
Inventories, net

10.  Inventories, net

Inventories, net, consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Products	29,191,782	41,840,945
Packing materials and others	130,897	358,207

Inventories	29,322,679	42,199,152
Inventory valuation allowance	(413,254)	(498,773)

Inventories, net	28,909,425	41,700,379